Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Schedule of Income (Loss) Per Share
	2020	2019	2018

Numerator
Net loss from continuing operations	$(18,169,070)	$(11,434,632)	$(8,422,117)
Net income (loss) from discontinued operations	$-	$5,481,757	(7,900,662)

Net loss	$(18,169,070)	$(5,952,875)	$(16,322,779)

Denominator
Weighted average number of common shares outstanding	291,696,534	288,216,378	282,098,432
Weighted average number of common shares outstanding - diluted	291,696,534	288,216,378	282,098,432

Basic and diluted loss per share, continuing
operations	$(0.06)	$(0.04)	$(0.03)
Basic and diluted income (loss) per share, discontinued
operations	$-	$0.02	$(0.03)

Basic and diluted loss per share	$(0.06)	$(0.02)	$(0.06)